COMMONWEALTH SHAREHOLDER SERVICES, INC.
                          1500 Forest Avenue, Suite 223
                               Richmond, VA 23229

                                                               November 25, 2003


Public Filing Desk
Securities and Exchange Commission
Judiciary Plaza
450 5th St., NW
Washington, DC 20549


RE:     The World Funds, Inc.
        File Number 811-8255


Ladies and Gentlemen:

     Transmitted herewith is the above-referenced Fund's 24f-2 Notice on Form 24f-2. the necessary filing fee of $1223.11 is on account in the Commission's lockbox depository.

Please contact me at 1-800-527-9525 should you have any questions.


                                                             Sincerely,


                                                             /s/ John Pasco, III
                                                             -------------------
                                                             John Pasco, III
                                                             Chairman


Enclosures

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1. Name and address of issuer: The World Funds, Inc. 1500 Forest Ave., Ste. 223 Richmond, VA 23229

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                New Market Fund
                GenomicsFund
                Sand Hill Portfolio Manager Fund
                Third Millennium Russia Fund
                CSI Equity Fund- Investor
                CSI Equity Fund- Institutional
                CSI Fixed Income Fund

3. Investment Company Act File Number:  811-8255

   Securities Act File Number:          333-29289

4. (a) Last day of fiscal year for which this notice is filed:
   (b) [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).
   (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

        (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $ 54,451,364
                                            ------------
        (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $ 50,728,554
                               ------------
        (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $ NA
                                            -----------
        (iv)    Total available redemption credits [add Items 5(ii) and 5(iii)]:
                $ 50,728,554
                 -----------
        (v)     Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
                Item 5(iv) from Item 5(i)]: $ 4,423,003
                                            -----------
        (vi) Redemption credits available for use in future years - if Item
                5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
                        -----
        (vii) Multiplier for determining registration fee: x .000276533
                                                             -----------

        (viii) Registration fee due [multiply Item 5(v) by Item 5(vii): = $ 1223.11
                --------

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year: + $ NA
                                     -----
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: = $ 1223.11
                             ---------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: On Account

         Method of Delivery:

            [ ] Wire Transfer
            [X] Mail or other mean

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By:     /s/ John Pasco, III
        -------------------
        John Pasco, III

Date:   November 25, 2003